Trade and other payables - Disclosure of Detailed Information about Trade and Other Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	SFr 410	SFr 997
Social security	918	1,146
Trade and other payables	SFr 1,328	SFr 2,143